Stockholders' Equity (Details) (USD $)				12 Months Ended									1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock Subscription Receivable	Dec. 31, 2011 Series A Convertible Preferred Stock Subscription Receivable	Dec. 31, 2011 Series A Convertible Preferred Stock Subscription Receivable Warrant [Member]	Dec. 31, 2012 Condition 5 [Member]	Dec. 31, 2011 Condition 7 [Member]	Dec. 31, 2012 Placement Agent [Member] Warrant [Member]	Dec. 31, 2012 Private Placement [Member] Condition 1 [Member]	Dec. 31, 2012 Private Placement [Member] Condition 2 [Member]	Dec. 31, 2012 Private Placement [Member] Condition 3 [Member]	Mar. 31, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member]	Dec. 31, 2012 Consulting Services [Member] Condition 4 [Member]	Dec. 31, 2012 Consulting Services [Member] Condition 6 [Member]
Stockholders' Equity (Textual)
Common stock shares issued, value	$ 53,733	$ 46,620					$ 4,000			$ 250,000	$ 772,000	$ 160,898			$ 314,810	$ 5,825
Common stock, shares issued	53,733,208	46,619,962					40,000			2,500,000	3,088,000	5,588,000			1,485,246	700,000
Share price										$ 0.10	$ 0.25
Number of warrants issued								125,000						200,000
Fair value of warrants			135,141					2,272	9,524					18,840
Preferred stock, shares authorized	50,000,000	50,000,000		18,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, dividend rate, percentage				8.00%
Preferred stock, dividend				$ 0
Preferred stock, liquidation preference per share				$ 0.50
Number of preferred stock units issued				26.75
Per unit price of preferred stock unit issued				$ 30,000
Preferred stock, shares issued				120,000
Warrants, Exercise price				$ 0.50									$ 0.25
Expiration duration of warrants				5 years
Value of preferred stock units issued				802,500
Series A convertible preferred stock subscriptions receivable	152,500			152,500
Common shares issuable through warrants			3,210,000			120,000			156,000
Preferred units, offering costs	$ 82,100